Unaudited Interim Condensed Consolidated Statement of Profit or Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 16,942,522	$ 18,405,025
Cost of sales	(14,998,727)	(16,346,463)
Gross profit	1,943,795	2,058,562
Provision for and write off of withholding taxes receivable	(263,340)	(98,226)
Stock based compensation	(252,095)
Selling, distribution and administrative expenses	(6,977,996)	(3,271,608)
Operating loss	(5,549,636)	(1,311,272)
Other income	46,859	237,178
Foreign exchange losses, net	(745,759)	(40,137)
Finance costs	(410,861)	(440,952)
Loss before income tax	(6,659,397)	(1,555,183)
Provision for income tax benefit	320,183
Loss for the period	(6,339,214)	(1,555,183)
Less: loss (profit) attributable to non-controlling interests	32,392	(91)
Loss attributable to equity holders of the Company	$ (6,306,822)	$ (1,555,274)
Loss per share attributable to equity holders of the Company
Basic (in Dollars per share)	$ (0.18)	$ (0.09)
Diluted (in Dollars per share)	$ (0.18)	$ (0.09)
Weighted average number of shares used in computation:
Basic (in Shares)	35,235,992	17,486,264
Diluted (in Shares)	35,235,992	17,486,264